PRINCIPAL ACCOUNTING POLICIES - Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and cash equivalents, Restricted cash
Cash and cash equivalents	¥ 3,214,005	$ 465,987	¥ 3,523,632
Restricted cash	96,764	14,029
Total	¥ 3,310,769	$ 480,016	¥ 3,523,632	$ 510,879	¥ 4,758,778	¥ 1,193,283